Structured entities (Tables)	12 Months Ended
Sep. 30, 2019
Structured entities
Schedule of consolidated structured entities

	Investment in
	third party
	mortgage and			Interest
	other	Financing to	Group	in other
Consolidated 2019	asset-backed	securitisation	managed	structured
$m	securities[2]	vehicles	funds	entities	Total
Assets
Trading securities and financial assets measured at FVIS	1,827	—	—	282	2,109
Investment securities	6,940	—	—	—	6,940
Loans	—	20,979	9	22,817	43,805
Life insurance assets	—	—	4,885	1,879	6,764
Other assets	—	—	54	—	54
Total on-balance sheet exposures	8,767	20,979	4,948	24,978	59,672
Total notional amounts of off-balance sheet exposures	—	5,157	102	10,086	15,345
Maximum exposure to loss	8,767	26,136	5,050	35,064	75,017
Size of structured entities[3]	66,015	26,136	71,538	98,983	262,672

	Investment in
	third party
	mortgage and			Interest
	other	Financing to	Group	in other
Consolidated 2018	asset-backed	securitisation	managed	structured
$m	securities[2]	vehicles	funds	entities	Total
Assets
Trading securities and financial assets measured at FVIS	2,108	—	—	139	2,247
Available-for-sale securities	7,352	—	—	—	7,352
Loans	—	21,977	6	22,894	44,877
Life insurance assets	—	—	4,702	1,843	6,545
Other assets	—	—	47	—	47
Total on-balance sheet exposures	9,460	21,977	4,755	24,876	61,068
Total notional amounts of off-balance sheet exposures	—	5,145	60	7,988	13,193
Maximum exposure to loss	9,460	27,122	4,815	32,864	74,261
Size of structured entities[3]	58,976	27,122	66,524	100,427	253,049

1.

The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet. Comparatives have been restated. Refer to Note 1 for further detail.

2.	The Group's interests in third party mortgage and other asset-backed securities are senior tranches of notes and are investment grade rated.
3.

Represented either by the total assets or market capitalisation of the entity, or if not available, the Group's total committed exposure (for lending arrangements and external debt and equity holdings), funds under management (for Group managed funds) or the total value of notes on issue (for investments in third-party asset-backed securities).